INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Property, plant and equipment
As of the beginning of period	$ 49,908,325
As of the end of period	66,113,264
Office equipment
Property, plant and equipment
As of the beginning of period	269,538
Transfers		$ (51,534)
As of the end of period	255,537
Vehicles
Property, plant and equipment
As of the beginning of period	2,665,074
Transfers		51,534
As of the end of period	2,211,483
Equipment and computer software
Property, plant and equipment
As of the beginning of period	231,676
As of the end of period	192,946
Fixture and fittings
Property, plant and equipment
As of the beginning of period	3,546,919
Transfers		382,440
As of the end of period	3,046,685
Machinery and equipment
Property, plant and equipment
As of the beginning of period	5,811,960
Transfers		73,892
As of the end of period	12,288,406
Land and buildings
Property, plant and equipment
As of the beginning of period	34,240,384
Transfers		181,035
As of the end of period	38,331,791
Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774
Transfers		(637,367)
As of the end of period	9,786,416
Gross carrying amount
Property, plant and equipment
As of the beginning of period	71,521,454	63,974,402
Additions	7,259,945	2,955,734
Additions from business combination	13,100,572
Disposals	(148,305)	(468,810)
Foreign currency translation	97,772	12,071,209
Revaluation		7,498,077
As of the end of period	91,831,438	71,034,458
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	908,004	762,825
Additions	32,165	19,045
Foreign currency translation	3,068	128,971
As of the end of period	943,237	859,307
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,261,979	3,512,217
Additions	263,773	1,020,248
Disposals	(59,744)	(230,341)
Foreign currency translation	2,180	455,670
As of the end of period	5,468,188	4,809,328
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	925,349	592,126
Additions	72,436	186,095
Additions from business combination	12,469
Disposals	(61,603)	(57,164)
Foreign currency translation	3,614	116,075
As of the end of period	952,265	837,132
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	7,606,389	5,637,943
Additions	47,224
Additions from business combination	5,379
Disposals		(14)
Foreign currency translation	1,482	1,306,872
As of the end of period	7,660,474	7,327,241
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	13,017,830	9,987,811
Additions	1,547,046	441,711
Additions from business combination	7,047,496
Disposals	(26,958)	(44,536)
Foreign currency translation	2,243	1,918,542
As of the end of period	21,587,657	12,377,420
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	40,659,129	41,486,215
Additions from business combination	4,750,136
Foreign currency translation	23,936	7,686,420
Revaluation		7,498,077
As of the end of period	45,433,201	41,855,593
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	3,142,774	1,995,265
Additions	5,297,301	1,288,635
Additions from business combination	1,285,092
Disposals		(136,755)
Foreign currency translation	61,249	458,659
As of the end of period	9,786,416	2,968,437
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(21,613,129)	(16,019,806)
Of the period	(4,201,056)	(2,682,823)
Disposals	109,442	271,136
Foreign currency translation	(13,431)	(3,076,984)
Revaluation		(1,130,661)
As of the end of period	(25,718,174)	(20,377,816)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(638,466)	(473,905)
Of the period	(48,541)	(38,156)
Foreign currency translation	(693)	(93,690)
As of the end of period	(687,700)	(605,751)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(2,596,905)	(1,676,583)
Of the period	(717,554)	(688,439)
Disposals	59,744	209,482
Foreign currency translation	(1,990)	(186,332)
As of the end of period	(3,256,705)	(2,341,872)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(693,673)	(525,021)
Of the period	(107,642)	(92,153)
Disposals	44,309	56,829
Foreign currency translation	(2,313)	(91,175)
As of the end of period	(759,319)	(651,520)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,059,470)	(2,670,512)
Of the period	(553,608)	(525,542)
Foreign currency translation	(711)	(541,743)
As of the end of period	(4,613,789)	(3,737,797)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(7,205,870)	(4,862,083)
Of the period	(2,091,363)	(827,641)
Disposals	5,389	4,825
Foreign currency translation	(7,407)	(978,920)
As of the end of period	(9,299,251)	(6,663,819)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,418,745)	(5,811,702)
Of the period	(682,348)	(510,892)
Foreign currency translation	(317)	(1,185,124)
Revaluation		(1,130,661)
As of the end of period	$ (7,101,410)	$ (6,377,057)